Financial and capital management - Interest rate exposures (Details) - Interest rate risk - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedging instruments [line items]
Percentage of possible change in risk variable	1.00%
Interest rate exposure, interest rate percent decrease	1.00%
Reasonably possible change in risk variable impact on net earnings	$ 29,000,000
Fair value hedges | Interest rate swap contract
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument settled		$ 700,000,000
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectiveness		15,000,000
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness		16,000,000
Non-current borrowings | Fair value hedges | Interest rate lock
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument settled		500,000,000
Dividend rate resets on preferred shares | Fair value hedges | Interest rate lock
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument settled		$ 350,000,000